Consolidated Statements of Stockholders' Equity (Deficiency) - USD ($) $ in Thousands		Total	Redeemable convertible preferred shares	Ordinary shares		Additional paid-in capital	Treasury stock	Comprehensive income	Retained earnings
Temporary equity, beginning balance (in shares) at Dec. 31, 2019			39,779,261
Temporary equity, beginning balance at Dec. 31, 2019			$ 101,205
Beginning balance (in shares) at Dec. 31, 2019	[1]			123,199,879
Beginning balance at Dec. 31, 2019		$ 58,828		$ 0	[2]	$ 25,463	$ 0	$ 804	$ 32,561
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		5,781							5,781
Other comprehensive income (loss)		517						517
Dividend paid		7,271				7,271
Exercise of share option, vested RSUs and ESPP (in shares)	[1]			1,513,404
Exercise of share options, vested RSUs and ESPP		1,492				1,492
Dividend paid		$ (10,000)							(10,000)
Repurchase of ordinary shares (in shares)		(41,776)		(41,776)	[1]
Repurchase of ordinary shares		$ (85)					(85)
Temporary equity, ending balance (in shares) at Dec. 31, 2020			39,779,261
Temporary equity, ending balance at Dec. 31, 2020			$ 101,205
Ending balance (in shares) at Dec. 31, 2020	[1]			124,671,507
Ending balance at Dec. 31, 2020		63,804		$ 0		34,226	(85)	1,321	28,342
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		71,396							71,396
Other comprehensive income (loss)		51						51
Dividend paid		6,480				6,480
Exercise of share option, vested RSUs and ESPP (in shares)	[1]			2,804,827
Exercise of share options, vested RSUs and ESPP		2,305				2,305
Dividend paid		(100,000)				(78,700)			(21,300)
Recapitalization transaction with TWC (in shares)	[1]			20,424,699
Recapitalization transaction with TWC		(213,722)				(213,722)
Issuance costs		(4,866)				(4,866)
Conversion of preferred shares (in shares)			39,779,261	39,779,261	[1]
Conversion of preferred shares		$ 101,205	$ (101,205)			101,205
Temporary equity, ending balance (in shares) at Dec. 31, 2021			0
Temporary equity, ending balance at Dec. 31, 2021			$ 0
Ending balance (in shares) at Dec. 31, 2021		187,680,294		187,680,294	[1]
Ending balance at Dec. 31, 2021		$ (73,347)		$ 0		(153,072)	(85)	1,372	78,438
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		120,805							120,805
Other comprehensive income (loss)		(1,041)						(1,041)
Dividend paid		$ 13,708				13,708
Exercise of share option, vested RSUs and ESPP (in shares)		4,512,564		5,333,361	[1]
Exercise of share options, vested RSUs and ESPP		$ 13,735				13,735
Exercise of public warrants (in shares)	[1]			500
Exercise of public warrants		$ 5				5
Temporary equity, ending balance (in shares) at Dec. 31, 2022			0
Temporary equity, ending balance at Dec. 31, 2022			$ 0
Ending balance (in shares) at Dec. 31, 2022		187,680,294
Ending balance at Dec. 31, 2022		$ 73,865		$ 0		$ (125,624)	$ (85)	$ 331	$ 199,243

[1]	Prior period results have been retroactively adjusted to reflect the 1:1.0422 reverse stock split effected on August 30, 2021. See also Note 13, Shareholders’ equity (deficiency), for details.
[2]	Less than US$ 1.